Employee Benefit Plan, Description of Plan	12 Months Ended
Sep. 30, 2025
EBP, Description of Plan and Accounting Change [Abstract]
EBP, Description of Plan
1. Description of Plan
The following is a brief description of the Moog Inc. Employee Stock Purchase Plan (the "Plan") and is provided for general information purposes only. Participants should refer to the Plan Document and the Prospectus for complete information.
General
On February 15, 2017, Moog Inc.’s (the “Company’s”) shareholders approved the Moog Inc. Employee Stock Purchase Plan. The Plan is administered by the Executive Compensation Committee of the Board of Directors (the "Committee") and is intended to qualify as an employee stock purchase plan under Section 423 of the Internal Revenue Code of 1986, as amended, pursuant to which the Plan is not subject to taxation. The Plan is not subject to any provisions of the Employee Retirement Income Security Act of 1974, as amended, and is not qualified under Section 401 of the Internal Revenue Code of 1986, as amended. The Company believes that the Plan has been operated in accordance with the Code and therefore no provision for income taxes has been reflected in the accompanying financial statements.
Eligibility
An employee of a Moog Inc. entity, that provides services in the United States, Germany and the United Kingdom is eligible to participate in the Plan if employed for at least 20 hours per week and more than five months in any calendar year or at the discretion of the Committee.
Employees owning shares representing 5% or more of the total combined voting power or value of all classes of Company stock are not permitted to purchase any shares of Company common stock under the Plan.
The initial offering period under the Plan began on September 1, 2017 and ended on December 31, 2017. After the initial offering period, all subsequent offering periods are a six-month period beginning on January 1st and July 1st of each year (the “Offering Period”). Each eligible employee may enroll in the Plan during the open enrollment period, which is typically the month prior to the start of an Offering Period.
Contributions
Plan participants may contribute from 1% to 15% of the participant’s compensation, as defined in the Plan, through payroll deductions during the Offering Period. Participants may increase, decrease or suspend their withholding percentage during the enrollment period, effective for the next offering period. The Company holds contributions until the end of the Offering Period at which point the Company issues shares for the contributions received. In accordance with the Plan, the Company has no obligation to segregate employee payroll deductions from any other funds of the Company or to hold funds representing the same pending application of such amount to the purchase of shares at the end of each Offering Period.
Beginning July 2024, any contribution amount remaining after the purchase of whole shares of common stock at the end of an Offering Period is refunded to the participants via payroll within a month of the share purchase. Previously, any contribution amount remaining after the purchase of whole shares of common stock at the end of an Offering Period was held in the participant's account for the share purchase in the following offering period.
1. Description of Plan (continued)
Share Purchases
The Plan has reserved 2,000,000 shares of the Company's common stock for issuance. The Committee shall designate whether the participant may purchase shares in the form of Class A common stock or Class B common stock prior to the beginning of the Offering Period. The Plan has issued Class B common stock for all offering periods.
The Plan allows for qualified employees to purchase the Company's common stock at a discounted price. The maximum discounted purchase price of a share of the Company's common stock is 85% of the fair market value at the lower of the beginning or the end of the semi-annual Offering Period. The Plan purchases only whole shares of the Company's common stock. Additionally, participants are prohibited from purchases of shares with an aggregate fair market value in excess of $25,000 in any one calendar year.
The maximum aggregate number of shares subject to issuance in accordance with the Plan is 2,000,000 shares. There were 110,984, 126,355 and 155,704 shares of the Company's common stock purchased during the periods ended September 30, 2025, September 30, 2024 and September 30, 2023, respectively. Under the Plan, 1,073,204 shares remain reserved for future issue as of September 30, 2025.
Participant Withdrawals
Participants may choose to withdraw from the Plan by providing notice at least 30 business days prior to the last pay period of the Offering Period. Participants who terminate their employment with the Company are not eligible to continue participation in the Plan. Upon withdrawal, termination from employment or death, any contributions credited to the participant's account will be returned to the participant, by the Company. Refunds from participant withdrawals have not been significant.
Plan Administration
All expenses for Plan administration are paid by the Company and are not reflected in the accompanying financial statements.
EBP, Summary of Accounting Policy
2. Summary of Significant Accounting Policies
Basis of Accounting
The accompanying financial statements are presented on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP").

EBP, Description of Plan Amendment
3. Plan Amendments and Termination
The Board of Directors or the Committee may amend, suspend or terminate the Plan at any time and for any reason. If outstanding offering periods are terminated prior to expiration, all amounts credited to participant accounts that have not been used to purchase shares of the Company's common stock, will be returned to the participants.

us-gaap-ebp_EmployeeBenefitPlanPlanAssetsTextBlock	4. Plan Assets The Plan's cash is maintained by the Company on behalf of the Plan. The Company maintains its cash and bank deposit accounts which at times may exceed federally insured limits.